Financial Risk Management - Summary of Group's Recognized Financial Liabilities Subject to Enforceable Master Netting Arrangements or Similar Agreements (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	₩ 65,013	₩ 63,964
Gross assets offset	(20,735)	(2,164)
Net amounts presented in the statement of financial position	44,278	61,800
Amounts not offset, Financial instruments	(42,999)	(59,151)
Net amount	1,279	2,649
Trade payables [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	40,732	59,602
Gross assets offset	(147)	(757)
Net amounts presented in the statement of financial position	40,585	58,845
Amounts not offset, Financial instruments	(39,306)	(56,196)
Net amount	1,279	2,649
Other [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	24,281	4,362
Gross assets offset	(20,588)	(1,407)
Net amounts presented in the statement of financial position	3,693	2,955
Amounts not offset, Financial instruments	₩ (3,693)	₩ (2,955)